Exhibit 99.1

World Omni Auto Receivables Trust 2010-A

Monthly Servicer Certificate

October 31, 2013

Dates Covered
Collections Period	10/01/13 - 10/31/13
Interest Accrual Period	10/15/13 - 11/14/13
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/13	101,045,598.50	18,644
Yield Supplement Overcollateralization Amount at 09/30/13	1,750,856.42	0

Receivables Balance at 09/30/13	102,796,454.92	18,644
Principal Payments	8,687,421.73	767
Defaulted Receivables	73,825.38	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/13	1,487,366.00	0

Pool Balance at 10/31/13	92,547,841.81	17,867

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112
Delinquent Receivables:
Past Due 31-60 days	1,242,087.45	153
Past Due 61-90 days	281,170.38	37
Past Due 91 + days	50,025.95	9

Total	1,573,283.78	199

Total 31+ Delinquent as % Ending Pool Balance	1.70%

Recoveries	76,677.66

Aggregate Net Losses/(Gains) - October 2013	-2,852.28

Overcollateralization Target Amount	9,381,087.72
Actual Overcollateralization	92,547,841.81

Weighted Average APR	4.81%
Weighted Average APR, Yield Adjusted	7.57%
Weighted Average Remaining Term	17.70

Flow of Funds	$ Amount

Collections	12,712,922.34
Advances	(2,203.17)
Investment Earnings on Cash Accounts	570.53
Reserve Fund Balance	2,345,271.93
Servicing Fee	(85,663.71)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Capital Contribution	76,885,021.33

Available Funds	91,855,919.25

Distributions of Available Funds
(1) Class A Interest	110,073.67
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	91,664,510.78
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	91,855,919.25

Servicing Fee	85,663.71
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 10/15/13	91,664,510.78
Principal Paid	91,664,510.78
Note Balance @ 11/15/13	0.00

Class A-1
Note Balance @ 10/15/13	0.00
Principal Paid	0.00
Note Balance @ 11/15/13	0.00
Note Factor @ 11/15/13	0.0000000%

Class A-2
Note Balance @ 10/15/13	0.00
Principal Paid	0.00
Note Balance @ 11/15/13	0.00
Note Factor @ 11/15/13	0.0000000%

Class A-3
Note Balance @ 10/15/13	0.00
Principal Paid	0.00
Note Balance @ 11/15/13	0.00
Note Factor @ 11/15/13	0.0000000%

Class A-4
Note Balance @ 10/15/13	59,768,510.78
Principal Paid	59,768,510.78
Note Balance @ 11/15/13	0.00
Note Factor @ 11/15/13	0.0000000%

Class B
Note Balance @ 10/15/13	31,896,000.00
Principal Paid	31,896,000.00
Note Balance @ 11/15/13	0.00
Note Factor @ 11/15/13	0.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	191,408.47
Total Principal Paid	91,664,510.78

Total Paid	91,855,919.25

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-3 Holders	0.00

Class A-4
Coupon	2.21000%
Interest Paid	110,073.67
Principal Paid	59,768,510.78

Total Paid to A-4 Holders	59,878,584.45

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	31,896,000.00

Total Paid to B Holders	31,977,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2087329
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	99.9610805

Total Distribution Amount	100.1698134

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.5556302
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	301.6996496

Total A-4 Distribution Amount	302.2552798

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1,000.0000000

Total B Distribution Amount	1,002.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 09/30/13	14,882.97
Balance as of 10/31/13	12,679.80
Change	(2,203.17)

Reserve Account
Balance as of 10/15/13	2,345,271.93
Investment Earnings	118.75
Investment Earnings Paid	(118.75)
Deposit/(Withdrawal)	(2,345,271.93)
Balance as of 11/15/13	0.00
Change	(2,345,271.93)

Required Reserve Amount	0.00